Property, Plant and Equipment: (Details Text) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property Plant And Equipment Details Text [Abstract]
Write down of Brisas equipment	$ 6,500
% interest option agreement gave company right to earn in La Tortuga	51.00%
Aggregate option payments required for company to earn undivided interest	650
Aggregate exploration expenditures required for company to earn undivided interest	3,000
total write off of option payments	425
2014 write off of option payments	$ 150